Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 19, 2012
Registrant Name	dei_EntityRegistrantName	STEWARD FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000092500
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 19, 2012
Prospectus Date	rr_ProspectusDate	Aug. 28, 2012